Segmental analysis (Tables)	6 Months Ended
Jun. 30, 2024
Operating Segments [Abstract]
Adjusted profit before tax and balance sheet data

HSBC constant currency profit before tax and balance sheet data
	Half-year to 30 Jun 2024
	Wealth and Personal Banking	Commercial Banking	Global Banking and Markets	Corporate Centre	Total
	$m	$m	$m	$m	$m
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	14,312	10,896	8,742	3,342	37,292
– external	10,166	11,217	15,377	532	37,292
– inter-segment	4,146	(321)	(6,635)	2,810	—
– of which: net interest income/(expense)[2]	10,231	8,799	3,710	(5,829)	16,911
Change in expected credit losses and other credit impairment charges	(476)	(573)	(11)	(6)	(1,066)
Net operating income	13,836	10,323	8,731	3,336	36,226
Total operating expenses	(7,406)	(3,861)	(4,918)	(111)	(16,296)
Operating profit	6,430	6,462	3,813	3,225	19,930
Share of profit/(loss) in associates and joint ventures	28	1	—	1,597	1,626
Constant currency profit before tax	6,458	6,463	3,813	4,822	21,556
	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	30.0	30.0	17.7	22.3	100.0
Constant currency cost efficiency ratio	51.7	35.4	56.3	3.3	43.7
Constant currency balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	445,882	310,356	174,376	7,643	938,257
Interests in associates and joint ventures	567	25	111	27,762	28,465
Total external assets	864,948	597,808	1,365,439	146,808	2,975,003
Customer accounts	794,807	467,362	331,269	396	1,593,834

	Half-year to 30 Jun 2023
Net operating income/(expense) before change in expected credit losses and other credit impairment charges[1]	16,095	12,086	8,321	—	36,502
– external	12,317	12,730	13,714	(2,259)	36,502
– inter-segment	3,778	(644)	(5,393)	2,259	—
– of which: net interest income/(expense)[2]	10,130	8,073	3,401	(3,877)	17,727
Change in expected credit losses and other credit impairment charges	(484)	(694)	(136)	(3)	(1,317)
Net operating income/(expense)	15,611	11,392	8,185	(3)	35,185
Total operating expenses	(7,020)	(3,458)	(4,776)	10	(15,244)
Operating profit	8,591	7,934	3,409	7	19,941
Share of profit in associates and joint ventures	35	(1)	—	1,497	1,531
Constant currency profit before tax	8,626	7,933	3,409	1,504	21,472
	%	%	%	%	%
Share of HSBC’s constant currency profit before tax	40.2	36.9	15.9	7.0	100.0
Constant currency cost efficiency ratio	43.6	28.6	57.4	—	41.8
Constant currency balance sheet data	$m	$m	$m	$m	$m
Loans and advances to customers (net)	460,395	315,271	175,055	293	951,014
Interests in associates and joint ventures	551	22	105	28,856	29,534
Total external assets	891,675	644,672	1,325,327	150,047	3,011,721
Customer accounts	803,962	466,302	309,526	628	1,580,418
1Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.
2Net interest expense recognised in the Corporate Centre includes $5.5bn (1H23: $3.8bn) of interest expense in relation to the internal cost to fund trading and fair value net assets; and the funding cost of foreign exchange swaps in our Markets Treasury function.
Reported external net operating income by country	Reported external net operating income is attributed to countries and territories on the basis of the location of the branch responsible for reporting the results or advancing the funds:

	Half-year to
	30 Jun 2024	30 Jun 2023
	$m	$m
Reported external net operating income by country/territory[1]	37,292	36,876
– UK	6,247	6,762
– Hong Kong	10,393	10,325
– US	2,146	2,112
– France	1,819	4,107
– other countries/territories	16,687	13,570
1Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Reconciliation of reported and adjusted items

Constant currency results reconciliation
	30 Jun 2024	30 Jun 2023
	Reported and constant currency	Constant currency	Currency translation	Reported
	$m	$m	$m	$m
Revenue[1]	37,292	36,502	(374)	36,876
ECL	(1,066)	(1,317)	28	(1,345)
Operating expenses	(16,296)	(15,244)	213	(15,457)
Share of profit in associates and joint ventures	1,626	1,531	(52)	1,583
Profit before tax	21,556	21,472	(185)	21,657
1Net operating income before change in expected credit losses and other credit impairment charges, also referred to as revenue.

Constant currency balance sheet reconciliation
	At 30 Jun 2024	At 30 Jun 2023			At 31 Dec 2023
	Reported and constant currency	Constant currency	Currency translation	Reported	Constant currency	Currency translation	Reported
	$m	$m	$m	$m	$m	$m	$m
Loans and advances to customers (net)	938,257	951,014	(8,544)	959,558	925,791	(12,744)	938,535
Interests in associates and joint ventures	28,465	29,534	(12)	29,546	26,967	(377)	27,344
Total external assets	2,975,003	3,011,721	(29,755)	3,041,476	2,997,845	(40,832)	3,038,677
Customer accounts	1,593,834	1,580,418	(15,351)	1,595,769	1,590,533	(21,114)	1,611,647

Notable items
	Half-year to
	30 Jun 2024	30 Jun 2023
	$m	$m
Notable items
Revenue
Disposals, acquisitions and related costs[1,2]	3,571	3,321
Fair value movements on financial instruments[3]	—	15
Operating expenses
Disposals, acquisitions and related costs	(101)	(118)
Restructuring and other related costs[4]	19	47
1Includes the impact of the sale of our retail banking operations in France.
2Includes the gain of $1.5bn recognised in respect of the acquisition of SVB UK.
3Fair value movements on non-qualifying hedges in HSBC Holdings.
4Relates to reversals of restructuring provisions recognised in 2022.